Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of notes receivable

	December 31, 2020	December 31, 2019

Principal amounts of notes receivable	$250,000	$250,000
Collections on notes receivables	(30,000)	-
Less: allowance for doubtful accounts	(196,500)	(50,000)
Notes receivable, net	$23,500	$200,000